Share-based Compensation - Expense allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Share-based compensation expenses	¥ 2,295,896	¥ 1,010,140	¥ 187,094
Cost of sales
Share-based Compensation
Share-based compensation expenses	66,914	34,009	5,564
Research and development expenses
Share-based Compensation
Share-based compensation expenses	1,323,370	406,940	51,024
Selling, general and administrative expenses
Share-based Compensation
Share-based compensation expenses	¥ 905,612	¥ 569,191	¥ 130,506